Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023 [2]
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, stock authorized	500,000,000		500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	[1],[2]	$ 0.0001
Common stock, shares authorized	285,714,286	[1]	285,714,286	[1],[2]	285,714,286
Common stock, shares issued	1,477,575	[1]	438,987	[1],[2]	12,384
Common stock, shares outstanding	1,477,575	[1]	438,987	[1],[2]	12,384
Series B Preferred Stock
Preferred stock, shares issued	6,372,874
Preferred stock, shares outstanding	6,372,874

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects, retrospectively, a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”